Schedule III - Real Estate and Accumulated Depreciation - Schedule of Real Estate and Accumulated Depreciation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) realEstateUnit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Units | realEstateUnit	6,331
Encumbrances	$ (756,687)
Initial cost to company, land	202,531
Initial cost to company, building and improvements	1,192,992
Cost Capitalized Subsequent to Acquisition	80,995
Gross amount carried, land	202,531
Gross amount carried, buildings and improvements	1,273,987
Gross amount carried, total	1,476,518	$ 170,796	$ 66,644
Accumulated depreciation and amortization	(68,035)	$ (9,704)	$ (2,738)
Aggregate cost of real estate for federal income tax purposes	$ 1,000,000
Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	30 years
Land improvements | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	5 years
Land improvements | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life used for depreciation (in years)	15 years
Cason Estates
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	262
Encumbrances	$ (33,594)
Initial cost to company, land	4,806
Initial cost to company, building and improvements	46,666
Cost Capitalized Subsequent to Acquisition	139
Gross amount carried, land	4,806
Gross amount carried, buildings and improvements	46,805
Gross amount carried, total	51,611
Accumulated depreciation and amortization	$ (2,869)
Cottonwood
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	264
Encumbrances	$ (21,645)
Initial cost to company, land	6,556
Initial cost to company, building and improvements	40,745
Cost Capitalized Subsequent to Acquisition	776
Gross amount carried, land	6,556
Gross amount carried, buildings and improvements	41,521
Gross amount carried, total	48,077
Accumulated depreciation and amortization	$ (2,178)
Cottonwood One Upland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	262
Encumbrances	$ (20,000)
Initial cost to company, land	14,515
Initial cost to company, building and improvements	89,428
Cost Capitalized Subsequent to Acquisition	335
Gross amount carried, land	14,515
Gross amount carried, buildings and improvements	89,763
Gross amount carried, total	104,278
Accumulated depreciation and amortization	$ (8,137)
Cottonwood Reserve
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	91.10%
Number of Units | realEstateUnit	352
Encumbrances	$ (38,314)
Initial cost to company, land	12,634
Initial cost to company, building and improvements	64,986
Cost Capitalized Subsequent to Acquisition	269
Gross amount carried, land	12,634
Gross amount carried, buildings and improvements	65,255
Gross amount carried, total	77,889
Accumulated depreciation and amortization	$ (3,967)
Cottonwood West Palm
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	245
Encumbrances	$ (35,995)
Initial cost to company, land	9,380
Initial cost to company, building and improvements	57,073
Cost Capitalized Subsequent to Acquisition	366
Gross amount carried, land	9,380
Gross amount carried, buildings and improvements	57,439
Gross amount carried, total	66,819
Accumulated depreciation and amortization	$ (6,934)
Cottonwood Westside
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	197
Encumbrances	$ (25,506)
Initial cost to company, land	8,641
Initial cost to company, building and improvements	39,324
Cost Capitalized Subsequent to Acquisition	106
Gross amount carried, land	8,641
Gross amount carried, buildings and improvements	39,430
Gross amount carried, total	48,071
Accumulated depreciation and amortization	$ (2,358)
Enclave on Golden Triangle
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	98.90%
Number of Units | realEstateUnit	273
Encumbrances	$ (34,000)
Initial cost to company, land	4,888
Initial cost to company, building and improvements	46,712
Cost Capitalized Subsequent to Acquisition	168
Gross amount carried, land	4,888
Gross amount carried, buildings and improvements	46,880
Gross amount carried, total	51,768
Accumulated depreciation and amortization	$ (2,410)
Heights at Meridian
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	339
Encumbrances	$ (33,750)
Initial cost to company, land	5,971
Initial cost to company, building and improvements	74,022
Cost Capitalized Subsequent to Acquisition	172
Gross amount carried, land	5,971
Gross amount carried, buildings and improvements	74,194
Gross amount carried, total	80,165
Accumulated depreciation and amortization	$ (4,158)
Melrose
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	220
Encumbrances	$ (47,100)
Initial cost to company, land	8,822
Initial cost to company, building and improvements	58,676
Cost Capitalized Subsequent to Acquisition	96
Gross amount carried, land	8,822
Gross amount carried, buildings and improvements	58,772
Gross amount carried, total	67,594
Accumulated depreciation and amortization	$ (4,057)
Parc Westborough
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	249
Encumbrances	$ (38,010)
Initial cost to company, land	12,759
Initial cost to company, building and improvements	61,302
Cost Capitalized Subsequent to Acquisition	65
Gross amount carried, land	12,759
Gross amount carried, buildings and improvements	61,367
Gross amount carried, total	74,126
Accumulated depreciation and amortization	$ (4,088)
Pavilions
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	96.40%
Number of Units | realEstateUnit	240
Encumbrances	$ (37,350)
Initial cost to company, land	5,924
Initial cost to company, building and improvements	55,177
Cost Capitalized Subsequent to Acquisition	241
Gross amount carried, land	5,924
Gross amount carried, buildings and improvements	55,418
Gross amount carried, total	61,342
Accumulated depreciation and amortization	$ (2,688)
Raveneaux
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	97.00%
Number of Units | realEstateUnit	382
Encumbrances	$ (26,675)
Initial cost to company, land	6,249
Initial cost to company, building and improvements	51,251
Cost Capitalized Subsequent to Acquisition	147
Gross amount carried, land	6,249
Gross amount carried, buildings and improvements	51,398
Gross amount carried, total	57,647
Accumulated depreciation and amortization	$ (2,983)
Regatta
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	490
Encumbrances	$ (35,367)
Initial cost to company, land	8,449
Initial cost to company, building and improvements	39,651
Cost Capitalized Subsequent to Acquisition	601
Gross amount carried, land	8,449
Gross amount carried, buildings and improvements	40,252
Gross amount carried, total	48,701
Accumulated depreciation and amortization	$ (2,677)
Retreat at Peachtree City
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	312
Encumbrances	$ (48,719)
Initial cost to company, land	5,669
Initial cost to company, building and improvements	66,888
Cost Capitalized Subsequent to Acquisition	282
Gross amount carried, land	5,669
Gross amount carried, buildings and improvements	67,170
Gross amount carried, total	72,839
Accumulated depreciation and amortization	$ (4,090)
Scott Mountain
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	95.80%
Number of Units | realEstateUnit	262
Encumbrances	$ (48,373)
Initial cost to company, land	6,952
Initial cost to company, building and improvements	63,758
Cost Capitalized Subsequent to Acquisition	151
Gross amount carried, land	6,952
Gross amount carried, buildings and improvements	63,909
Gross amount carried, total	70,861
Accumulated depreciation and amortization	$ (2,995)
Stonebriar of Frisco
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	84.20%
Number of Units | realEstateUnit	306
Encumbrances	$ (36,400)
Initial cost to company, land	5,737
Initial cost to company, building and improvements	53,463
Cost Capitalized Subsequent to Acquisition	290
Gross amount carried, land	5,737
Gross amount carried, buildings and improvements	53,753
Gross amount carried, total	59,490
Accumulated depreciation and amortization	$ (2,715)
Summer Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	98.70%
Number of Units | realEstateUnit	358
Encumbrances	$ (44,620)
Initial cost to company, land	9,474
Initial cost to company, building and improvements	66,200
Cost Capitalized Subsequent to Acquisition	252
Gross amount carried, land	9,474
Gross amount carried, buildings and improvements	66,452
Gross amount carried, total	75,926
Accumulated depreciation and amortization	$ (4,029)
The Marq Highland Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	100.00%
Number of Units | realEstateUnit	239
Encumbrances	$ (34,613)
Initial cost to company, land	6,280
Initial cost to company, building and improvements	59,424
Cost Capitalized Subsequent to Acquisition	149
Gross amount carried, land	6,280
Gross amount carried, buildings and improvements	59,573
Gross amount carried, total	65,853
Accumulated depreciation and amortization	$ (3,763)
Cottonwood on Broadway
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	18.80%
Number of Units | realEstateUnit	254
Encumbrances	$ (27,476)
Initial cost to company, land	11,042
Initial cost to company, building and improvements	30,958
Cost Capitalized Subsequent to Acquisition	20,026
Gross amount carried, land	11,042
Gross amount carried, buildings and improvements	50,984
Gross amount carried, total	62,026
Accumulated depreciation and amortization	$ 0
Park Avenue
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	23.60%
Number of Units | realEstateUnit	234
Encumbrances	$ (29,520)
Initial cost to company, land	11,369
Initial cost to company, building and improvements	30,931
Cost Capitalized Subsequent to Acquisition	19,019
Gross amount carried, land	11,369
Gross amount carried, buildings and improvements	49,950
Gross amount carried, total	61,319
Accumulated depreciation and amortization	$ 0
Sugarmont (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	99.00%
Number of Units | realEstateUnit	341
Encumbrances	$ (59,660)
Initial cost to company, land	17,838
Initial cost to company, building and improvements	94,662
Cost Capitalized Subsequent to Acquisition	21,193
Gross amount carried, land	17,838
Gross amount carried, buildings and improvements	115,855
Gross amount carried, total	133,693
Accumulated depreciation and amortization	$ (939)
Limited rights ownership percentage	1.00%
Sugarmont (1) | Service
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of Units | realEstateUnit	293
Cottonwood on Highland
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent	36.90%
Number of Units | realEstateUnit	250
Encumbrances	$ 0
Initial cost to company, land	7,405
Initial cost to company, building and improvements	1,695
Cost Capitalized Subsequent to Acquisition	15,797
Gross amount carried, land	7,405
Gross amount carried, buildings and improvements	17,492
Gross amount carried, total	24,897
Accumulated depreciation and amortization	0
Other Developments
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost to company, land	11,171
Initial cost to company, building and improvements	0
Cost Capitalized Subsequent to Acquisition	355
Gross amount carried, land	11,171
Gross amount carried, buildings and improvements	355
Gross amount carried, total	11,526
Accumulated depreciation and amortization	$ 0